UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Treaty Oak Capital Management, LP
Address: 300 West 6th Street
         Suite 1910
         Austin, TX  78701

13F File Number:  28-11608

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John J. Myers
Title:     Manager of the General Partner
Phone:     512.481.1956

Signature, Place, and Date of Signing:

     John J. Myers     Austin, Texas     November 13, 2007


Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-10778                      Atlas Capital Management

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $270,787 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ATWOOD OCEANICS INC            COM              050095108     4809    62820 SH       SOLE                    62820
BPZ ENERGY INC                 COM              055639108     5018   643288 SH       SOLE                   643288
CONCHO RES INC                 COM              20605P101     1034    69820 SH       SOLE                    69820
CONTINENTAL RESOURCES INC      COM              212015101      265    14595 SH       SOLE                    14595
DENBURY RES INC                COM NEW          247916208     7197   161050 SH       SOLE                   161050
DRIL-QUIP INC                  COM              262037104    15963   323464 SH       SOLE                   328464
DYNEGY INC DEL                 CL A             26817G102      205    22189 SH       SOLE                    22189
FRONTIER OIL CORP              COM              35914P105     3970    95351 SH       SOLE                    95351
GLOBALSANTAFE CORP             SHS              G3930E101    35887   472074 SH       SOLE                   472074
HELIX ENERGY SOLUTIONS GRP I   COM              42330P107    13900   327369 SH       SOLE                   327369
HERCULES OFFSHORE INC          COM              427093109     7595   290879 SH       SOLE                   290879
HORNBECK OFFSHORE SVCS INC N   COM              440543106     3334    90832 SH       SOLE                    90832
INTEROIL CORP                  COM              460951106     2284    72287 SH       SOLE                    72287
MARATHON OIL CORP              COM              565849106      506     8876 SH       SOLE                     8876
MCMORAN EXPLORATION CO         COM              582411104     2135   158730 SH       SOLE                   158730
NATIONAL OILWELL VARCO INC     COM              637071101    32765   226749 SH       SOLE                   226749
NEWFIELD EXPL CO               COM              651290108     8845   183658 SH       SOLE                   183658
NEXEN INC                      COM              65334H102     7620   249503 SH       SOLE                   249503
NOBLE CORPORATION              SHS              G65422100    22251   453643 SH       SOLE                   453643
NOVA BIOSOURCE FUELS INC       COM              65488W103       66    23660 SH       SOLE                    23660
OCEANEERING INTL INC           COM              675232102     6052    79839 SH       SOLE                    79839
OIL STS INTL INC               COM              678026105    15890   328987 SH       SOLE                   328987
TALISMAN ENERGY INC            COM              87425E103     7305   370817 SH       SOLE                   370817
TRANSOCEAN INC                 ORD              G90078109    33444   295833 SH       SOLE                   295833
VALERO ENERGY CORP NEW         COM              91913Y100    32447   482990 SH       SOLE                   482990